Other Long-Term Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Long Term Assets [Line Items]
Other long-term assets	$ 19,657	$ 24,478	$ 22,894
Deferred Debt Issuance Costs
Schedule of Other Long Term Assets [Line Items]
Other long-term assets		17,000	17,700
Certain indemnification assets
Schedule of Other Long Term Assets [Line Items]
Other long-term assets		3,900	5,200
Software And Services
Schedule of Other Long Term Assets [Line Items]
Other long-term assets		$ 3,600